Exhibit 99.1

SEMI-ANNUAL SERVICER'S CERTIFICATE

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement, dated as of June 29, 2007 (the "Servicing Agreement"), between ENTERGY TEXAS, INC. (a successor in interest to Entergy Gulf States, Inc.), as servicer and ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC, the Servicer does hereby certify, for the 1st of April, 2008 Payment Date (the "Current Payment Date"), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

  Allocation of Remittances as of Current Payment Date allocable to principal and interest:

  Principal

i.	Tranche A-1	$11,059,103.82
ii.	Tranche A-2	-
iii.	Tranche A-3	-
iv.	Total:	$11,059,103.82

  Interest

i.	Tranche A-1	$ 3,892,508.89
ii.	Tranche A-2	5,319,594.67
iii.	Tranche A-3	5,125,628.44
iv.	Total:	$14,337,732.00

  Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

    Principal Balance Outstanding (as of the date of this certification):

i.	Tranche A-1	$ 93,500,000.00
ii.	Tranche A-2	121,600,000.00
iii.	Tranche A-3	114,400,000.00
iv.	Total:	$ 329,500,000.00

    Principal Balance to be Outstanding (following payment on Current Payment Date):

i.	Tranche A-1	$ 82,440,896.18
ii.	Tranche A-2	121,600,000.00
iii.	Tranche A-3	114,400,000.00
iv.	Total:	$ 318,440,896.18

    Difference between 2.b above and Outstanding Amount (following payment on Current Payment Date) specified in Expected Amortization Schedule:

i.	Tranche A-1	$ -
ii.	Tranche A-2	-
iii.	Tranche A-3	-
iv.	Total:	$ -

  All other transfers to be made on the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

    Operating Expenses (to be paid from the General Subaccount)
i.	Trustee's Counsel Fees & Expenses: (subject to $1,000,000 cap on Indemnity Amounts per Section 8.02(e)(1))	Stradley Ronon Stevens & Young, LLP Wire Instructions: Citizens Bank of PA ABA Number: 036076150 For Credit to Stradley Ronon Stevens & Young Account Number: 620096-961-6 For invoice number: 10186937 & 10188676 Attention: Joseph Donahue	$1,774.32
ii.	Servicing Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$302,222.22
iii.	Administration Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$75,555.56
iv.	Independent Manager's Fees:	Wilmington Trust SP Services, Inc. Wire Instructions: Wilmington Trust Company ABA Number: 031100092 For credit to account of Wilmington Trust SP Services Account Number: 2460-3504 Attn: Thomas Strauss, Re: Entergy Gulf States Reconstruction Funding I, LLC	$5,000.00
v.	Other Operating Expenses:

  1. Richards, Layton & Finger
  Wire Instructions:
  Wilmington Trust Company
  Rodney Square North
  Wilmington, Delaware 19890
  ABA Number: 031100092
  Account Number: 2264-1174
  For invoice number: 9-4669

  2. Clark, Thomas & Winters
  Wire Instructions:
  Frost National Bank
  Downtown Financial Center 816 Congress Ave.
  Austin, Texas 78767
  Account Name: Clark, Thomas & Winters, a P.C.
  ABA Number: 114000093
  Account Number: 591110616
  Swift code: FRSTUS44A
  For invoice no.: 145469, 143430, 146989

  3. Sidley Austin LLP
  Wire instructions:
  Bank Name: JPMorgan Chase Bank, N.A.
  Chicago, IL
  Account Name: Sidley Austin LLP
  Operating Account
  ABA Number: 071000013
  Account number: 5519624
  SWIFT code: CHASUS33XXX
  For invoice number: #9; 28006407

  4. Thelen Reid Brown Raysman & Steiner LLP
  Wire Instructions:
  Thelen Reid Brown Raysman & Steiner LLP
  Citibank, N.A.
  ABA Number: 021-000-089
  Account Number: 49208689
  Swift code: Citi US33
  666 Fifth Avenue, New York, NY 10103 #1193786 v1

  5. Deloitte & Touche LLP

  6. Standard & Poor's

  7. Fitch Ratings

			$650.25 $65,054.89 $17,006.40 $8,229.39 $100,000.00 * $10,000.00 * $10,000.00 *
		subtotal of v.	$210,940.93
vi.	Total of 3 a. i.-v.:		$595,493.03

  *This amount is an estimate. The final amount is to be determined upon receiving the invoice. Entergy Texas, Inc. is not instructing the trustee to pay these amounts at this time, since the amounts are estimates. The estimates are being included on the certificate, since there is an expectation that the invoices will be received and need to be paid before the next scheduled payment date.

  Other Payments

i.	Operating Expenses (payable pursuant to Section 8.02(e)(4)) (sum of 3.a.v. above):	$210,940.93
ii.	Funding of Capital Subaccount (to required amount):	-
iii.

Interest Earnings on and from the Capital Subaccount to Entergy Gulf States Reconstruction Funding I as of 3/4/08**:
Wire Instructions:
Entergy Texas, Inc.
Capital One, NA
New Orleans, LA
ABA Number: 065000090
Account Name: ETI - General Fund
Account Number: 671548078

		$55,007.67**
iv.	Operating Expenses and Indemnity Amounts over $1,000,000 (payable pursuant to Section 8.02(e)(8)):	-
v.	Deposits to Excess Funds Subaccount (to occur on payment date)***:	$1,632,997.54
vii.	Total:	$1,898,946.14

**Interest is posted monthly on the second business day of the following month.
***This amount includes estimate remittances of $973,055.03 covering the period of March 21, 2008 - March 31, 2008.

  Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount after giving effect to the foregoing payments:
  Capital Subaccount

Total: $1,647,500 as of 4/1/2008

  Excess Funds Subaccount

Total: $1,632,997.54 as of 4/1/2008

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer's Certificate this 21st day of March, 2008.

ENTERGY TEXAS, INC.,
as Servicer

By: /s/ Steven C. McNeal
Name: Steven C. McNeal
Title: Vice President and Treasurer